CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Tax effect on Foreign currency translation adjustments	₨ 0	₨ 0
Tax effect on effective portion of change in fair value of cash flow hedges	(428)	58
Tax effect on actuarial gains (losses) on defined benefit obligations	45	(24)
Reversal from special economic zone reinvestment reserve		58
Reclassification adjustment upon divestment, net of tax expense		₨ 0
Income Tax Relating To Fair Value Of Equity Instruments In Other Comprehensive Income	₨ 0
Nutraceuticals [Member]
Proportion of ownership interest in subsidiary	49.00%